UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

MERITAGE GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2019 (Unaudited)

COMMON STOCKS — 91.44%	Shares	Fair Value

Communication Services — 10.35%
Alphabet, Inc., Class A(a)	1,308	$1,705,750
Facebook, Inc., Class A(a)	3,960	798,494
IAC/InterActiveCorp(a)	4,757	1,059,384
		3,563,628
Consumer Discretionary — 14.97%
Amazon.com, Inc.(a)	920	1,656,736
Home Depot, Inc. (The)	6,365	1,403,546
Lennar Corporation, Class A	12,175	726,239
NIKE, Inc., Class B	4,540	424,445
O'Reilly Automotive, Inc.(a)	1,333	589,559
Starbucks Corporation	4,175	356,670
		5,157,195
Consumer Staples — 2.52%
Hershey Company (The)	3,500	518,560
Monster Beverage Corporation(a)	5,850	349,947
		868,507
Financials — 1.75%
S&P Global, Inc.	2,283	604,196

Health Care — 13.53%
Agilent Technologies, Inc.	4,245	342,869
Amedisys, Inc.(a)	2,521	410,822
Amgen, Inc.	1,522	357,244
Danaher Corporation	5,009	731,213
Globus Medical, Inc., Class A(a)	9,680	541,596
Illumina, Inc.(a)	1,750	561,330
Intuitive Surgical, Inc.(a)	818	484,992
Johnson & Johnson	3,920	538,961
Stryker Corporation	1,916	392,512
Veeva Systems, Inc., Class A(a)	2,000	298,360
		4,659,899
Industrials — 7.83%
AMETEK, Inc.	5,780	572,278
Boeing Company (The)	816	298,803
IDEX Corporation	2,618	426,053
Ingersoll-Rand plc	3,775	494,940
Nordson Corporation	2,980	494,173
Sensata Technologies Holding plc(a)	7,975	410,633
		2,696,880

See accompanying notes which are an integral part of this schedule of investments.

Information Technology — 40.49%
Adobe Systems, Inc.(a)	2,285	707,276
Apple, Inc.	10,241	2,736,907
Fiserv, Inc.(a)	9,515	1,106,024
Fortinet, Inc.(a)	3,930	413,082
Global Payments, Inc.	2,000	362,200
Keysight Technologies, Inc.(a)	3,630	388,519
KLA-Tencor Corporation	4,650	761,949
Lam Research Corporation	1,635	436,267
Mastercard, Inc., Class A	5,483	1,602,297
Micron Technology, Inc.(a)	22,290	1,058,998
Microsoft Corporation	16,300	2,467,495
Novanta, Inc.(a)	5,705	531,592
Zebra Technologies Corporation, Class A(a)	5,482	1,375,653
		13,948,259

Total Common Stocks (Cost $20,922,655)		31,498,564

EXCHANGE-TRADED FUNDS - 6.14%

Consumer Staples Select Sector SPDR Fund	5,985	371,070
iShares Russell 1000 Growth Index Fund	5,978	1,024,808
SPDR S&P Bank ETF	15,550	718,566

Total Exchange-Traded Funds Cost ($1,939,796)		2,114,444

MONEY MARKET FUNDS - 2.45%

Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 1.54%(b)	843,407	843,407

Total Money Market Funds (Cost $843,407)		843,407

Total Investments — 100.03% (Cost $23,705,858)		34,456,415

Liabilities in Excess of Other Assets — (0.03)%		(8,914)

NET ASSETS — 100.00%		$34,447,501

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2019.

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

MERITAGE VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2019 (Unaudited)

COMMON STOCKS — 89.52%	Shares	Fair Value

Communication Services — 6.21%
Alphabet, Inc., Class A(a)	240	$312,982
AT&T, Inc.	6,725	251,381
Comcast Corporation, Class A	6,040	266,666
Verizon Communications, Inc.	5,200	313,247
		1,144,276
Consumer Discretionary — 4.07%
AutoZone, Inc.(a)	197	232,050
PulteGroup, Inc.	6,865	272,197
Ross Stores, Inc.	2,125	246,819
		751,066
Consumer Staples — 4.76%
Altria Group, Inc.	5,450	270,865
Associated British Foods plc - ADR	8,475	281,455
Walmart, Inc.	2,735	325,711
		878,031
Energy — 8.89%
Chevron Corporation	3,485	408,198
ConocoPhillips	4,360	261,338
Imperial Oil Ltd.	14,075	354,268
Royal Dutch Shell plc, Class A - ADR	4,665	268,191
Total S.A. - ADR	6,615	347,552
		1,639,547
Financials — 18.86%
Aflac, Inc.	4,785	262,409
Ameriprise Financial, Inc.	1,485	243,347
Bank of America Corporation	7,730	257,564
Berkshire Hathaway, Inc., Class B(a)	1,280	281,984
Capital One Financial Corporation	2,410	241,024
Discover Financial Services	2,770	235,090
Globe Life, Inc.	3,992	410,217
JPMorgan Chase & Company	2,405	316,882
Prudential Financial, Inc.	2,225	208,305
Reinsurance Group of America, Inc.	1,715	283,764
Voya Financial, Inc.	4,095	238,657
Wells Fargo & Company	4,625	251,878
Zions Bancorporation	4,900	243,922
		3,475,043

See accompanying notes which are an integral part of this schedule of investments.

Health Care — 13.52%
Anthem, Inc.	740	213,608
ICON plc(a)	1,495	243,925
Johnson & Johnson	1,850	254,357
McKesson Corporation	1,689	244,297
Novo Nordisk A/S - ADR	4,345	243,972
PRA Health Sciences, Inc.(a)	2,235	243,190
Roche Holding AG - ADR	7,380	284,646
Thermo Fisher Scientific, Inc.	735	230,753
UnitedHealth Group, Inc.	1,037	290,225
Universal Health Services, Inc., Class B	1,740	242,713
		2,491,686
Industrials — 7.48%
EMCOR Group, Inc.	2,595	230,773
Hexcel Corporation	2,770	220,575
Hubbell, Inc.	1,725	253,610
JetBlue Airways Corporation(a)	10,810	208,309
Norfolk Southern Corporation	1,120	216,720
Southwest Airlines Company	4,310	248,428
		1,378,415
Information Technology — 11.05%
Accenture plc, Class A	1,195	240,386
Applied Materials, Inc.	4,520	261,708
Arrow Electronics, Inc.(a)	3,420	272,369
CDW Corporation	1,816	245,251
CGI, Inc.(a)	2,830	235,286
Intel Corporation	4,620	268,191
Open Text Corporation	5,360	233,589
WNS Holdings Ltd. - ADR(a)	4,450	280,884
		2,037,664
Materials — 3.34%
B2Gold Corporation	49,670	182,786
BHP Billiton Ltd. - ADR	4,615	237,811
Steel Dynamics, Inc.	5,785	195,128
		615,725
Real Estate — 5.48%
Agree Realty Corporation	3,290	246,026
Camden Property Trust	2,065	230,351
Duke Realty Corporation	6,815	239,752
Prologis, Inc.	3,210	293,875
		1,010,004

See accompanying notes which are an integral part of this schedule of investments.

Utilities — 5.86%
Consolidated Edison, Inc.	2,425	210,708
IDACORP, Inc.	3,261	342,568
Pinnacle West Capital Corporation	3,625	316,789
Public Service Enterprise Group, Inc.	3,555	210,847
		1,080,912

Total Common Stocks (Cost $14,499,657)		16,502,369

EXCHANGE-TRADED FUNDS - 8.95%

Consumer Discretionary Select Sector SPDR Fund	3,000	367,350
Industrial Select Sector SPDR Fund	4,200	344,568
iShares Russell 1000 Value Index Fund	2,085	279,557
Materials Select Sector SPDR Fund	3,000	180,120
Vanguard Value ETF	4,071	478,953

Total Exchange-Traded Funds Cost ($1,602,071)		1,650,548

MONEY MARKET FUNDS - 1.51%

Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 1.54%(b)	278,357	278,357

Total Money Market Funds (Cost $278,357)		278,357

Total Investments — 99.98% (Cost $16,380,085)		18,431,274

Other Assets in Excess of Liabilities — 0.02%		3,883

NET ASSETS — 100.00%		$18,435,157

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2019.

ADR	- American Depositary Receipt.
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

MERITAGE YIELD-FOCUS EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2019 (Unaudited)

COMMON STOCKS — 82.05%	Shares	Fair Value

Communication Services — 6.00%
AT&T, Inc.	15,385	$575,091
Verizon Communications, Inc.	10,582	637,459
Viacom, Inc., Class B	20,750	499,453
		1,712,003
Consumer Discretionary — 4.29%
Garmin Ltd.	3,100	302,839
Target Corporation	7,360	920,074
		1,222,913
Consumer Staples — 5.71%
British American Tobacco plc - ADR	15,435	611,381
Ingredion, Inc.	4,165	346,403
Kimberly-Clark Corporation	2,345	319,717
Unilever plc - ADR	5,910	351,586
		1,629,087
Energy — 6.85%
Kinder Morgan, Inc.	21,450	420,635
Phillips 66	4,300	493,296
Royal Dutch Shell plc, Class B - ADR	7,980	459,728
Valero Energy Corporation	6,070	579,624
		1,953,283
Financials — 17.52%
AllianceBernstein Holding LP(a)	8,745	253,343
Ameriprise Financial, Inc.	2,056	336,917
Bank of N.T. Butterfield & Son Ltd. (The)	12,330	426,002
Citizens Financial Group, Inc.	11,470	441,136
Lazard Ltd., Class A(a)	18,015	696,099
Mercury General Corporation	5,820	285,064
MetLife, Inc.	10,990	548,510
Morgan Stanley	12,330	610,087
Principal Financial Group, Inc.	9,125	502,787
State Street Corporation	7,265	545,602
Unum Group	11,340	348,592
		4,994,139
Health Care — 10.20%
Amgen, Inc.	2,342	549,714
Bristol-Myers Squibb Company	8,065	459,221
CVS Health Corporation	8,745	658,236
Gilead Sciences, Inc.	4,330	291,149
Merck & Company, Inc.	5,350	466,413
Pfizer, Inc.	12,520	482,271
		2,907,004

See accompanying notes which are an integral part of this schedule of investments.

Industrials — 6.16%
3M Company	2,658	451,248
BAE Systems plc - ADR	9,450	281,421
Hubbell, Inc.	2,075	305,067
Siemens AG - ADR	6,490	418,215
SKF AB - ADR	15,865	301,721
		1,757,672
Information Technology — 6.43%
Cisco Systems, Inc.	5,570	252,377
HP, Inc.	23,630	474,491
International Business Machines Corporation	2,989	401,871
Seagate Technology plc	7,305	435,962
Xperi Corporation	13,570	268,550
		1,833,251
Materials — 3.73%
Eastman Chemical Company	3,845	301,333
International Paper Company	10,225	473,826
Packaging Corporation of America	2,570	287,583
		1,062,742
Real Estate — 10.63%
Highwoods Properties, Inc.	11,660	566,092
Industrial Logistics Properties Trust	13,280	287,379
Lamar Advertising Company, Class A	6,300	525,609
National Health Investors, Inc.	5,630	455,974
Piedmont Office Realty Trust, Inc., Class A	19,355	428,133
Public Storage	1,049	221,003
Simon Property Group, Inc.	3,612	546,171
		3,030,361
Utilities — 4.53%
National Grid plc - ADR	9,540	548,168
PPL Corporation	21,880	744,577
		1,292,745

Total Common Stocks (Cost $20,156,818)		23,395,200

See accompanying notes which are an integral part of this schedule of investments.

CONVERTIBLE PREFERRED STOCKS — 9.09%

Industrials — 2.29%
Stanley Black & Decker, Inc., 5.38%	6,210	653,603

Information Technology — 1.55%
Broadcom, Inc., Series A, 8.00%	381	440,817

Utilities — 5.25%
American Electric Power Company, Inc., 6.13%	7,050	375,131
Centerpoint Energy, Inc., Series B, 7.00%	15,720	709,285
Dominion Energy, Inc., Series A, 7.25%	3,901	411,751
		1,496,167

Total Convertible Preferred Stocks (Cost $2,606,355)		2,590,587

EXCHANGE-TRADED FUNDS - 5.88%

Invesco S&P 500 High Dividend Low Volatility ETF	13,200	568,260
JPMorgan Alerian MLP Index ETN	55,020	1,108,103

Total Exchange-Traded Funds Cost ($1,725,710)		1,676,363

MONEY MARKET FUNDS - 2.56%

Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 1.54%(b)	728,910	728,910

Total Money Market Funds (Cost $728,910)		728,910

Total Investments — 99.58% (Cost $25,217,793)		28,391,060

Other Assets in Excess of Liabilities — 0.42%		120,074

NET ASSETS — 100.00%		$28,511,134

(a)	Master Limited Partnership
(b)	Rate disclosed is the seven day effective yield as of November 30, 2019.

ADR	- American Depositary Receipt.
ETF	- Exchange-Traded Fund
ETN	- Exchange-Traded Notes

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At November 30, 2019, the net unrealized appreciation of investments for tax purposes was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Meritage Growth Equity Fund	$23,720,743	$10,810,505	$(74,833)	$10,735,672
Meritage Value Equity Fund	16,427,601	2,135,246	(131,573)	2,003,673
Meritage Yield-Focus Equity Fund	25,271,659	3,439,059	(319,658)	3,119,401

See accompanying notes which are an integral part of this schedule of investments.

Meritage Funds

Related Notes to the Schedule of Investments

November 30, 2019

(Unaudited)

The Meritage Growth Equity Fund (the “Growth Equity Fund”), the Meritage Value Equity Fund (the “Value Equity Fund”), and the Meritage Yield-Focus Equity Fund (the “Yield-Focus Equity Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized or accreted over the life of the respective securities using the effective interest method.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

November 30, 2019

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (‘NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (“Board”) approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and convertible preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, Meritage Portfolio Management, Inc. (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Funds’ administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends up on the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or other data that calls into question the reliability of market quotations.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

November 30, 2019

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2019:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Growth Equity Fund
Common Stocks (a)	$31,498,564	$-	$-	$31,498,564
Exchange-Traded Funds	2,114,444	-	-	2,114,444
Money Market Funds	843,407	-	-	843,407
Total	$34,456,415	$-	$-	$34,456,415
Value Equity Fund
Common Stocks (a)	$16,502,369	$-	$-	$16,502,369
Exchange-Traded Funds	1,650,548	-	-	1,650,548
Money Market Funds	278,357	-	-	278,357
Total	$18,431,274	$-	$-	$18,431,274
Yield-Focus Equity Fund
Common Stocks (a)	$23,395,200	$-	$-	$23,395,200
Convertible Preferred Stocks (a)	2,590,587	-	-	2,590,587
Exchange-Traded Funds	1,676,363	-	-	1,676,363
Money Market Funds	728,910	-	-	728,910
Total	$28,391,060	$-	$-	$28,391,060

(a)	Refer to Schedule of Investments for Sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

PRESERVER ALTERNATIVE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
November 30, 2019 (Unaudited)

COMMON STOCKS — 50.22%	Shares	Fair Value

Australia — 2.04%
Consumer Discretionary — 2.04%
Aristocrat Leisure Ltd.	12,000	$275,306
Domino's Pizza Enterprises Ltd.	5,000	178,627
		453,933
Canada — 1.04%
Real Estate — 1.04%
NorthWest Healthcare Properties Real Estate Investment Trust	24,799	231,878

France — 2.27%
Industrials — 2.27%
Schneider Electric SE	3,000	289,523
Thales SA	2,200	215,516
		505,039
Germany — 1.10%
Real Estate — 1.10%
Deutsche Wohnen SE	6,278	245,186

Japan — 4.56%
Communication Services — 1.22%
SoftBank Group Corporation	7,000	272,107

Consumer Discretionary — 1.60%
McDonald's Holdings Company Japan Ltd.	7,200	356,022

Information Technology — 1.74%
Amano Corporation	5,000	149,668
Keyence Corporation	700	239,542
		389,210

Total Japan		1,017,339

See accompanying notes which are an integral part of this schedule of investments.

PRESERVER ALTERNATIVE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS - continued
November 30, 2019 (Unaudited)

COMMON STOCKS — 50.22% - continued	Shares	Fair Value
Luxembourg — 1.32%
Consumer Discretionary — 1.32%
B&M European Value Retail S.A.	60,000	$293,451

Sweden — 1.04%
Industrials — 1.04%
Volvo AB, B Shares	15,000	231,896

Switzerland — 1.32%
Consumer Discretionary — 1.32%
Garmin Ltd.	3,000	293,070

United Kingdom — 4.48%
Consumer Staples — 1.13%
Coca-Cola European Partners plc	5,000	252,300

Health Care — 1.55%
Abcam plc	20,000	345,282

Industrials — 1.80%
IHS Markit Ltd.(a)	5,500	399,575

Total United Kingdom		997,157
United States — 31.05%
Communication Services — 1.36%
Walt Disney Company (The)(b)	2,000	303,160

Consumer Discretionary — 1.30%
Wyndham Hotels & Resorts, Inc.	5,000	289,650

Consumer Staples — 1.35%
Costco Wholesale Corporation	1,000	299,810

Energy — 1.77%
Enterprise Products Partners LP(b) (c)	15,000	394,800

See accompanying notes which are an integral part of this schedule of investments.

PRESERVER ALTERNATIVE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS - continued
November 30, 2019 (Unaudited)

COMMON STOCKS — 50.22% - continued	Shares	Fair Value
Financials — 6.09%
Arbor Realty Trust, Inc.	15,000	$227,400
Blackstone Group LP (The)	7,000	379,541
Moody's Corporation	1,000	226,670
MSCI, Inc.	1,000	259,190
S&P Global, Inc.	1,000	264,650
		1,357,451
Health Care — 4.18%
CVS Health Corporation	4,000	301,080
Danaher Corporation	2,400	350,352
UnitedHealth Group, Inc.	1,000	279,870
		931,302
Information Technology — 8.82%
Adobe, Inc.(a)	1,000	309,530
Global Payments, Inc.	1,500	271,650
Mastercard, Inc., Class A(b)	1,700	496,791
Microsoft Corporation	2,500	378,450
Motorola Solutions, Inc.	1,600	267,680
SS&C Technologies Holdings, Inc.	4,000	240,200
		1,964,301
Materials — 1.06%
Air Products & Chemicals, Inc.	1,000	236,330

Real Estate — 3.02%
Equinix, Inc.	700	396,795
Prologis, Inc.	3,000	274,650
		671,445
Utilities — 2.10%
NextEra Energy, Inc.	2,000	467,640

Total United States		6,915,889

Total Common Stocks (Cost $9,335,032)		11,184,838

PREFERRED STOCKS — 5.30%

United States — 5.30%
Financials — 3.49%
Citigroup, Inc., Series J, 7.13%	5,000	143,100
Invesco Mortgage Capital, Inc., Series A, 7.75%	13,800	356,868

See accompanying notes which are an integral part of this schedule of investments.

PRESERVER ALTERNATIVE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS - continued
November 30, 2019 (Unaudited)

PREFERRED STOCKS — 5.30% - continued	Shares	Fair Value
Financials — 3.49% - continued
New York Mortgage Trust, Inc., Series C, 7.88%	11,000	$276,870
		776,838
Real Estate — 1.81%
Ashford Hospitality Trust, Inc., Series D, 8.45%	5,909	148,765
Colony Capital, Inc., Series I, 7.15%	11,000	254,430
		403,195

Total Preferred Stocks (Cost $1,135,243)		1,180,033

PRIVATE INVESTMENT FUNDS - 3.82%

Palmer Square Senior Loan Fund(d)(e)	800,000	849,778

Total Private Investment Funds (Cost $800,000)		849,778

EXCHANGE-TRADED FUNDS - 2.47%

SPDR Bloomberg Barclays Convertible Securities ETF	5,000	273,500
SPDR® Gold Shares	2,000	275,720

Total Exchange-Traded Funds (Cost $499,889)		549,220

CLOSED-END FUNDS - 0.86%

Third Point Offshore Investors Ltd.	12,000	191,700

Total Closed-End Funds (Cost $191,793)		191,700

CORPORATE BONDS — 23.34%	Principal Amount

Netherlands — 1.33%
Health Care — 1.33%
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/2028	$300,000	295,418

United Kingdom — 0.45%
Financials — 0.45%
Barclays Bank plc, MTN, 0.00%, 10/31/2024(g)	100,000	100,300

See accompanying notes which are an integral part of this schedule of investments.

PRESERVER ALTERNATIVE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS - continued
November 30, 2019 (Unaudited)

CORPORATE BONDS — 23.34% - continued	Principal Amount	Fair Value
United States — 21.56%
Communication Services — 1.64%
CenturyLink, Inc., Series D, 7.20%, 12/1/2025	$200,000	$207,583
T-Mobile USA, Inc., 4.75%, 2/1/2028	150,000	157,316
		364,899
Consumer Discretionary — 3.09%
International Game Technology plc, 5.35%, 10/15/2023	120,000	123,300
L Brands, Inc., 5.25%, 2/1/2028	200,000	185,965
Levi Strauss & Company, 5.00%, 5/1/2025	250,000	258,229
Scientific Games International, Inc., 6.25%, 9/1/2020	120,000	120,270
		687,764
Energy — 0.44%
Genesis Energy LP, 6.75%, 8/1/2022	100,000	97,937

Financials — 12.15%
Bank of America Corporation, MTN, 2.33%, 10/1/2021	250,000	250,583
Bank of America Corporation, Series FF, 5.88%, Perpetual	250,000	276,418
Citibank N.A., 2.13%, 10/20/2020	200,000	200,272
Citigroup, Inc., Series M, 6.30%, Perpetual	220,000	236,657
Goldman Sachs Group, Inc. (The), MTN, 3.25%, 11/30/2024	250,000	250,092
GS Finance Corporation, MTN, 0.00%, 9/2/2025(g)	100,000	101,956
GS Finance Corporation, MTN, 0.00%, 11/7/2025(g)	100,000	100,928
JPMorgan Chase Financial Company, LLC, 2.10%, 4/30/2023	200,000	199,283
PNC Bank N.A., 4.05%, 7/26/2028	250,000	276,433
Stifel Financial Corporation, 4.25%, 7/18/2024	200,000	211,954
Wells Fargo & Company, MTN, 2.60%, 7/22/2020	350,000	351,478
Wells Fargo Bank N.A., 3.33%, 7/23/2021	250,000	252,052
		2,708,106
Health Care — 1.42%
DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	200,000	206,836
Tenet Healthcare Corporation, 8.13%, 4/1/2022	100,000	109,500
		316,336
Industrials — 1.15%
Timken Company (The), 3.88%, 9/1/2024	100,000	104,254
Triumph Group, Inc., 5.25%, 6/1/2022	150,000	150,422
		254,676

See accompanying notes which are an integral part of this schedule of investments.

PRESERVER ALTERNATIVE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS - continued
November 30, 2019 (Unaudited)

CORPORATE BONDS — 23.34% - continued	Principal Amount	Fair Value
Real Estate — 1.38%
Iron Mountain, Inc., 5.75%, 8/15/2024	$200,000	$203,140
Senior Housing Properties Trust, 4.75%, 5/1/2024	100,000	103,543
		306,683
Utilities — 0.29%
Ferrellgas Partners LP, 8.63%, 6/15/2020	100,000	65,289

Total United States		4,801,690

Total Corporate Bonds (Cost $5,040,720)		5,197,408

U.S. TREASURY OBLIGATIONS — 6.12%

United States Treasury Inflation Indexed Bonds, 0.38%, 7/15/2025(f)	200,000	219,417
United States Treasury Notes, 1.63%, 2/15/2026	600,000	597,128
United States Treasury Notes, 1.13%, 2/28/2021	550,000	546,176

Total U.S. Treasury Obligations (Cost $1,332,162)		1,362,721

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.61%

Banc of America Mortgage Securities, Inc., Series 2004-K, Class 1A2, 4.54%, 12/25/2034 (g)	22,205	22,223
Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/2033	44,264	44,854
Countrywide Home Loans Mortgage Pass Through Trust, Series 2004-HYB9, Class 1A1, 4.03%, 2/20/2035 (g)	27,977	28,326
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A3, 2.21%, 6/25/2035 (1MO LIBOR + 50bps)(g)	15,892	15,138
HarborView Mortgage Loan Trust, Series 2004-07, Class 2A1, 4.05%, 11/19/2034 (g)	104,782	108,156
Impac CMB Trust, Series 2005-08, Class 2B, 3.96%, 2/25/2036 (1MO LIBOR + 225bps)(g)	136,445	135,047
Residential Asset Mortgage Products, Inc., Series 2001-RS2, Class MII2, 3.13%, 6/25/2031 (1MO LIBOR + 142.5bps)(g)	226,164	226,643

Total Collateralized Mortgage Obligations (Cost $540,172)		580,387

See accompanying notes which are an integral part of this schedule of investments.

PRESERVER ALTERNATIVE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS - continued
November 30, 2019 (Unaudited)

CONVERTIBLE CORPORATE BONDS — 0.48%	Principal Amount	Fair Value
Industrials — 0.48%
Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/2022	$120,000	$107,827

Total Convertible Corporate Bonds (Cost $112,391)		107,827

ASSET-BACKED SECURITIES — 0.36%

American Airlines, Inc. Pass Through Trust, Series 2013-2, Class B, 5.60%, 1/15/2022(h)	78,367	79,664

Total Asset-Backed Securities (Cost $78,799)		79,664

Total Investments — 95.58% (Cost $19,066,201)		21,283,576

Other Assets in Excess of Liabilities — 4.42%		983,134

NET ASSETS — 100.00%		$22,266,710

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for unsettled security transactions.
(c)	Master Limited Partnership
(d)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.
(e)	Illiquid security. The total fair value of these securities as of November 30, 2019 was $849,778, representing 3.82% of net assets. Redemption permitted with 30 days written notice prior to the end of any calendar quarter during withdrawal periods determined by the managing member. Withdrawal periods generally coincide with liquidity of underlying portfolio, however the timing of any potential liquidity event is unknown.
(f)	Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.
(g)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(h)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as November 30, 2019 was $79,664, representing 0.36% of net assets.

ETF	- Exchange-Traded Fund
MTN	- Medium Term Note
SPDR	- Standard & Poor's Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

As of November 30, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$2,451,472
Gross unrealized depreciation	(244,456)
Net unrealized appreciation/(depreciation) on investments	$2,207,016

As of November 30, 2019, the aggregate cost of securities for federal income tax purposes was $19,076,560 for the Preserver Alternative Opportunities Fund.

Preserver Alternative Opportunities Fund

Notes to the Schedule of Investments

November 30, 2019 (Unaudited)

The Preserver Alternative Opportunities Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized or accreted over the life of the respective securities using the effective interest method.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Option contracts are generally traded on an exchange and are generally valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

In the event that market quotations are not readily available, the Preserver Partners, LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Private investment funds exempt from registration as an investment company under the 1940 Act (each a “Private Fund”) will be fair valued using the NAV as practical expedient, as provided by the Private Fund’s investment adviser or third party administrator. The fair value of the Fund’s investment in the Private Fund generally represents the amount the Fund would expect to receive if it were to liquidate its investment in the Private Fund. The Private Fund holds certain positions in non-marketable investments that are valued at estimated fair value, which may differ significantly from the values that would have been used had a ready market existed for these investments. All underlying investments held in the Private Fund are valued in accordance with the policies and procedures established by such Private Fund.

The Adviser will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by the Private Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. In determining fair values as of November 30, 2019, the Adviser has, as a practical expedient, estimated fair value of the Private Fund using the NAV (or its equivalent) provided by the investment adviser or third party administrator of the Private Fund as of that date. All investments for which fair value is measured using the Private Fund’s net asset value as a practical expedient are not required to be included within the fair value hierarchy. Accordingly, the Private Fund with a fair value of $849,778 was valued at its respective net asset value as of November 30, 2019, and is excluded from the fair value hierarchy.

The Fund's interests in a Private Fund are also illiquid and subject to substantial restrictions on transferability. The Fund may not be able to acquire initial or additional interests in a Private Fund or withdraw all or a portion of its investment from a Private Fund promptly after it has made a decision to do so because of limitations set forth in that Private Fund's governing documents.

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$11,184,838	$-	$-	$11,184,838
Preferred Stocks	1,180,033	-	-	1,180,033
Exchange-Traded Funds	549,220	-	-	549,220
Closed-End Funds	191,700	-	-	191,700
Corporate Bonds	-	5,197,408	-	5,197,408
U.S. Treasury Obligations	-	1,362,721	-	1,362,721
Collateralized Mortgage Obligations	-	580,387	-	580,387
Convertible Corporate Bonds	-	107,827	-	107,827
Asset-Backed Securities	-	79,664	-	79,664
Total	$13,105,791	$7,328,007	$-	$20,433,798
Assets excluded from fair value hierarchy*				$849,778
Total				$21,283,576

*	The investment in the Private Fund is measured at fair value using the net asset value per share (or its equivalent) practical expedient and has not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Restricted and Illiquid Securities – Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“1933 Act”), loan participations and interests in investment companies that are not registered under the Investment Company Act of 1940 (“1940 Act”) (each a “Private Fund”). Illiquid securities are those that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the conversion to cash significantly changing the market value of the investment. The Fund intends to treat interests in Private Funds as illiquid securities. The Fund will not invest greater than 15% of its net assets in illiquid securities.

As of November 30, 2019, the Fund held illiquid securities representing 3.82% of net assets.

HEDEKER STRATEGIC APPRECIATION FUND
SCHEDULE OF INVESTMENTS
November 30, 2019 (Unaudited)

CONVERTIBLE CORPORATE BONDS — 84.86%	Principal Amount	Fair Value

Communication Services — 5.47%
Liberty Media Corporation, 2.25%, 9/30/2046	$2,000,000	$1,131,505
Liberty Media Corporation - Formula One Group, 1.00%, 1/30/2023	1,000,000	1,315,444
Twitter, Inc., 1.00%, 9/15/2021	500,000	484,569
Twitter, Inc., 0.25%, 6/15/2024	500,000	478,741
		3,410,259
Consumer Discretionary — 4.95%
Carriage Services, Inc., 2.75%, 3/15/2021 (a)	300,000	355,226
MercadoLibre, Inc., 2.00%, 8/15/2028	500,000	756,563
Trip.com Group Ltd., 1.00%, 7/1/2020	2,000,000	1,972,774
		3,084,563
Consumer Staples — 2.03%
Herbalife Nutrition Ltd., 2.63%, 3/15/2024	1,250,000	1,267,043

Energy — 7.67%
Helix Energy Solutions Group, Inc., 4.13%, 9/15/2023	1,000,000	1,188,333
Hurricane Energy plc, 7.50%, 7/24/2022	500,000	676,660
Newpark Resources, Inc., 4.00%, 12/1/2021	1,000,000	1,004,864
Whiting Petroleum Corporation, 1.25%, 4/1/2020	2,000,000	1,913,141
		4,782,998
Financials — 14.57%
Apollo Commercial Real Estate Finance, Inc., 5.38%, 10/15/2023	500,000	506,894
Ares Capital Corporation, 3.75%, 2/1/2022	1,000,000	1,028,794
Ares Capital Corporation, 4.63%, 3/1/2024	750,000	802,500
Exantas Capital Corporation, 4.50%, 8/15/2022	1,000,000	1,069,870
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 4.13%, 9/1/2022	1,000,000	1,139,243
New Mountain Finance Corporation, 5.75%, 8/15/2023	1,000,000	1,048,877
Prospect Capital Corporation, 4.95%, 7/15/2022	1,000,000	1,028,700
Prospect Capital Corporation, 6.38%, 3/1/2025	1,000,000	1,065,002
Redwood Trust, Inc., 4.75%, 8/15/2023	1,000,000	1,009,943
Resource Capital Corporation, 8.00%, 1/15/2020 (a)	375,000	377,963
		9,077,786
Health Care — 17.20%
Illumina, Inc., 0.50%, 6/15/2021	500,000	682,829
Illumina, Inc., 0.00%, 8/15/2023	500,000	547,635
Jazz Investments I Ltd., 1.88%, 8/15/2021	500,000	515,323
Jazz Investments I Ltd., 1.50%, 8/15/2024	500,000	503,750
Mesa Laboratories, Inc., 1.38%, 8/15/2025	1,000,000	1,052,195
Neurocrine Biosciences, Inc., 2.25%, 5/15/2024	1,000,000	1,631,817
Pacira BioSciences, Inc., 2.38%, 4/1/2022	1,000,000	1,048,750
PDL BioPharma, Inc., 2.75%, 12/1/2021	1,000,000	1,066,451
Repligen Corporation, 0.38%, 7/15/2024	1,000,000	1,067,247
Retrophin, Inc., 2.50%, 9/15/2025	2,000,000	1,563,261
Rocket Pharmaceuticals, Inc., 5.75%, 8/1/2021 (a)	1,000,000	1,036,214
		10,715,472

Industrials — 4.51%
Atlas Air Worlwide Holdings, Inc., 1.88%, 6/1/2024	500,000	411,614
Macquarie Infrastructure Corporation, 2.00%, 10/1/2023	1,000,000	947,414
Team, Inc., 5.00%, 8/1/2023	1,385,000	1,451,727
		2,810,755
Information Technology — 25.39%
Akamai Technologies, Inc., 0.13%, 5/1/2025	1,500,000	1,680,226
Altair Engineering, Inc., 0.25%, 6/1/2024	1,000,000	984,861
Guidewire Software, Inc., 1.25%, 3/15/2025	1,000,000	1,255,102
II-VI, Inc., 0.25%, 9/1/2022	1,250,000	1,220,313
Liberty Interactive LLC, 4.00%, 11/15/2029	1,350,000	956,813
Microchip Technology, Inc., 1.63%, 2/15/2027	1,000,000	1,308,486
Nutanix, Inc., 0.00%, 1/15/2023	1,000,000	1,060,907
ON Semiconductor Corporation, 1.00%, 12/1/2020	1,000,000	1,254,236
Pure Storage, Inc., 0.13%, 4/15/2023	1,000,000	981,145
Rapid7, Inc., 1.25%, 8/1/2023	1,000,000	1,491,187
Square, Inc., 0.50%, 5/15/2023	1,000,000	1,167,703
TTM Technologies, Inc., 1.75%, 12/15/2020	1,000,000	1,426,673
Verint Systems, Inc., 1.50%, 6/1/2021	1,000,000	1,030,538
		15,818,190
Materials — 0.94%
Cleveland-Cliffs, Inc., 1.50%, 1/15/2025	500,000	583,938

Real Estate — 2.13%
IH Merger Sub LLC, 3.50%, 1/15/2022	973,000	1,329,000

Total Convertible Corporate Bonds (Cost $50,604,356)		52,880,004

CONVERTIBLE PREFERRED STOCKS — 11.65%	Shares

Financials — 5.79%
Bank of America Corp., Series L, 7.25%	1,000	1,481,000
Capitala Finance Corporation, 5.75%	33,203	810,817
Great Ajax Corporation, 7.25%	20,196	552,159
Ready Capital Corporation, 7.00%	28,537	764,506
		3,608,482

Real Estate — 1.83%
RLJ Lodging Trust, Series A, 7.80%	40,000	1,139,600

Utilities — 4.03%
NextEra Energy, Inc., 4.87%	40,000	1,986,000
Southern Company (The), Series 2019, 6.75%	10,000	526,800
		2,512,800

Total Convertible Preferred Stocks (Cost $7,097,306)		7,260,882

MONEY MARKET FUNDS - 1.47%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.57%(b)	917,942	917,942

Total Money Market Funds (Cost $917,942)		917,942

Total Investments — 97.98% (Cost $58,619,604)		61,058,828

Other Assets in Excess of Liabilities — 2.02%		1,260,554
NET ASSETS — 100.00%		$62,319,382

(a)	Illiquid security. The total fair value of these securities as of November 30, 2019 was $1,769,403, representing 2.84% of net assets.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2019.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

As of November 30, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

As of November 30, 2019, the aggregate cost of securities for federal income tax purposes was $59,456,522 for the Hedeker Strategic Appreciation Fund.

Hedeker Strategic Appreciation Fund

Notes to the Schedule of Investments

November 30, 2019 (Unaudited)

The Hedeker Strategic Appreciation Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Discounts and premiums on fixed income securities are accreted or amortized over the life of the respective securities using the effective interest method.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

• Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Hedeker Strategic Appreciation Fund

Notes to the Schedule of Investments - continued

November 30, 2019 (Unaudited)

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, the Hedeker Wealth LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019:

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any assets at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Hedeker Strategic Appreciation Fund

Notes to the Schedule of Investments - continued

November 30, 2019 (Unaudited)

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Restricted and Illiquid Securities – Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“1933 Act”), loan participations and interests in investment companies that are not registered under the Investment Company Act of 1940 (“1940 Act”) (each a “Private Fund”). Illiquid securities are those that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the conversion to cash significantly changing the market value of the investment. The Fund intends to treat interests in Private Funds as illiquid securities. The Fund will not invest greater than 15% of its net assets in illiquid securities. As of November 30, 2019, the Fund held illiquid securities representing 2.84% of net assets.

CORNERSTONE CAPITAL ACCESS IMPACT FUND
SCHEDULE OF INVESTMENTS
November 30, 2019 (Unaudited)

COMMON STOCKS — 96.73%	Shares	Fair Value

Australia — 0.63%
Health Care — 0.33%
CSL Ltd.	86	$16,489

Information Technology — 0.30%
Atlassian Corporation plc, Class A(a)	115	14,618

Total Australia		31,107

Austria — 0.55%
Industrials — 0.55%
Andritz AG	700	27,300

Belgium — 0.59%
Information Technology — 0.16%
Materialise NV - ADR(a)	440	7,775

Materials — 0.43%
Umicore SA	495	21,257

Total Belgium		29,032

Bermuda — 0.20%
Information Technology — 0.20%
Marvell Technology Group Ltd.	375	9,889

Canada — 2.42%
Consumer Staples — 0.11%
SunOpta, Inc.(a)	1,950	5,655

Industrials — 1.04%
Stantec, Inc.(a)	1,953	51,845

Information Technology — 0.99%
Canadian Solar, Inc.(a)	510	8,339
Shopify, Inc., Class A(a)	102	34,349
Sierra Wireless, Inc.(a)	645	5,682
		48,370

See accompanying notes which are an integral part of this schedule of investments.

Materials — 0.28%
Chemtrade Logistics Income Fund	1,648	13,785

Total Canada		119,655

Cayman Islands — 0.43%
Utilities — 0.43%
Consolidated Water Company Ltd.	1,277	21,300

China — 5.99%
Communication Services — 2.27%
Baidu, Inc. - ADR(a)	165	19,557
Tencent Holdings Ltd. - ADR	1,487	62,677
Tencent Holdings Ltd.	700	29,670
		111,904
Consumer Discretionary — 3.06%
Alibaba Group Holding Ltd. - ADR(a)	359	71,799
Kandi Technologies Corporation(a)	1,110	5,295
Meituan Dianping(a)	3,300	43,504
Pinduoduo, Inc. - ADR(a)	845	30,378
		150,976
Financials — 0.56%
ZhongAn Online P&C Insurance Co. Ltd.(a)	8,000	27,644

Information Technology — 0.10%
Daqo New Energy Corporation - ADR(a)	130	4,950

Total China		295,474

Denmark — 0.71%
Industrials — 0.71%
Vestas Wind Systems A/S	234	22,268
Vestas Wind Systems A/S - ADR	405	12,802
		35,070

Total Denmark		35,070

Finland — 0.40%
Industrials — 0.40%
Uponor Oyj	1,552	19,919

See accompanying notes which are an integral part of this schedule of investments.

France — 3.70%
Consumer Staples — 0.93%
Danone S.A. - ADR	850	13,957
Danone S.A.	389	32,022
		45,979
Industrials — 0.93%
Legrand S.A.	175	13,820
Schneider Electric SE	334	32,233
		46,053
Information Technology — 0.29%
Dassault Systemes SE - ADR	90	14,225

Utilities — 1.55%
Veolia Environnement S.A.	2,983	76,374

Total France		182,631

Germany — 1.67%
Consumer Discretionary — 0.30%
adidas AG	48	14,952

Health Care — 0.21%
Siemens Healthineers AG - ADR	420	10,185

Industrials — 0.44%
Norma Group SE	527	21,807

Information Technology — 0.72%
Infineon Technologies AG - ADR	480	10,234
JinkoSolar Holding Company Ltd. - ADR(a)	340	6,239
Wirecard AG	146	19,269
		35,742

Total Germany		82,686

Hong Kong — 2.28%
Financials — 0.77%
AIA Group Ltd.	3,800	38,057

See accompanying notes which are an integral part of this schedule of investments.

Industrials — 0.41%
China Everbright International Ltd.	27,000	20,418

Utilities — 1.10%
Beijing Enterprises Water Group Ltd.	66,000	32,376
China Water Affairs Group Ltd.	28,000	21,497
		53,873

Total Hong Kong		112,348

India — 0.95%
Financials — 0.95%
HDFC Bank Ltd. - ADR	757	46,745

Ireland — 1.46%
Industrials — 1.20%
Pentair plc	1,334	59,163

Information Technology — 0.26%
Seagate Technology plc	215	12,831

Total Ireland		71,994

Israel — 0.17%
Information Technology — 0.17%
SolarEdge Technologies, Inc.(a)	100	8,161

Japan — 5.24%
Communication Services — 0.68%
LINE Corporation(a)	400	18,828
Softbank Corporation - ADR	775	14,958
		33,786
Consumer Discretionary — 0.60%
Rakuten, Inc.	3,400	29,491

Financials — 0.55%
SBI Holdings, Inc.(a)	1,300	27,008

Health Care — 0.50%
Terumo Corporation	700	24,575

See accompanying notes which are an integral part of this schedule of investments.

Industrials — 2.32%
Kuboto Corporation	900	13,890
Kurita Water Industries Ltd.	2,700	75,514
Recruit Holdings Company Ltd.	700	25,349
		114,753
Information Technology — 0.59%
Kyocera Corporation - ADR	215	14,669
Tokyo Electron Ltd. - ADR	275	14,245
		28,914

Total Japan		258,527

Kenya — 0.32%
Telecommunication Services — 0.32%
Safaricom Ltd.	55,406	15,811

Mexico — 0.61%
Materials — 0.61%
Orbia Advance Corporation SAB de CV	13,800	29,976

Netherlands — 2.61%
Health Care — 0.30%
Koninklijke Philips N.V.	315	14,641

Industrials — 1.28%
Aalberts N.V.	610	25,839
Arcadis N.V.	1,840	37,421
		63,260
Information Technology — 1.03%
Adyen N.V.(a)	36	27,612
ASML Holding N.V.	86	23,402
		51,014

Total Netherlands		128,915

Norway — 0.72%
Industrials — 0.21%
Tomra Systems ASA	342	10,184

Materials — 0.51%
Norsk Hydro ASA	7,110	25,134

Total Norway		35,318

Philippines — 0.19%
Utilities — 0.19%
Manila Water Company, Inc.	24,900	9,155

See accompanying notes which are an integral part of this schedule of investments.

Singapore — 0.11%
Utilities — 0.11%
SIIC Environment Holdings Ltd.(a)	28,000	5,437

South Africa — 0.27%
Financials — 0.27%
Discovery Ltd.	1,642	13,231

South Korea — 0.26%
Information Technology — 0.26%
LG Display Company Ltd. - ADR	2,050	12,772

Spain — 0.54%
Financials — 0.54%
Banco Bilbao Vizcaya Argentaria S.A.	5,099	26,860

Switzerland — 2.38%
Consumer Discretionary — 0.26%
Garmin Ltd.	130	12,700

Consumer Staples — 0.45%
Nestlé S.A.	216	22,453

Financials — 0.29%
Swiss Reinsurance Company Ltd. - ADR	520	14,097

Health Care — 0.84%
CRISPR Therapeutics AG(a)	140	10,031
Lonza Group AG(a)	92	31,251
		41,282
Industrials — 0.28%
ABB Ltd. - ADR	640	13,971

Information Technology — 0.26%
STMicroelectronics N.V.	530	12,916

Total Switzerland		117,419

Taiwan Province of China — 1.27%
Information Technology — 1.27%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,185	62,912

See accompanying notes which are an integral part of this schedule of investments.

United Kingdom — 4.18%
Consumer Discretionary — 0.45%
Whitbread plc	371	22,074

Consumer Staples — 0.74%
Unilever plc	613	36,291

Industrials — 1.11%
Bunzl plc	932	25,588
Costain Group plc	4,431	11,105
Spirax-Sarco Engineering plc	159	18,351
		55,044
Utilities — 1.88%
Pennon Group plc(a)	3,076	36,278
United Utilities Group plc	5,153	56,870
		93,148

Total United Kingdom		206,557

United States — 55.88%
Communication Services — 4.04%
Alphabet, Inc., Class A(a)	39	50,860
Alphabet, Inc., Class C(a)	13	16,964
AT&T, Inc.	410	15,326
Eventbrite, Inc., Class A(a)	1,232	26,500
Facebook, Inc., Class A(a)	65	13,107
Pinterest, Inc.(a)	864	16,831
Zillow Group, Inc., Class C(a)	1,525	59,703
		199,291
Consumer Discretionary — 3.46%
Amazon.com, Inc.(a)	41	73,832
Booking Holdings, Inc.(a)	17	32,369
PICO Holdings, Inc.(a)	3,082	33,840
Tesla, Inc.(a)	40	13,198
Vail Resorts, Inc.	55	13,347
Vuzix Corporation(a)	1,700	4,148
		170,734
Consumer Staples — 0.47%
Hain Celestial Group, Inc. (The) - BDC(a)	405	10,012
Natural Grocers by Vitamin Cottage, Inc.	545	5,096
United Natural Foods, Inc.(a)	900	8,208
		23,316

See accompanying notes which are an integral part of this schedule of investments.

Financials — 3.14%
Charles Schwab Corporation (The)	280	13,860
Horizon Technology Finance Corporation(a)	300	3,747
Interactive Brokers Group, Inc., Class A	224	10,846
Intercontinental Exchange, Inc.	366	34,466
LendingClub Corporation(a)	1,930	26,653
LendingTree, Inc.(a)	135	48,672
Nasdaq, Inc.	126	13,205
Silvergate Capital Corporation(a)	203	3,333
		154,782
Health Care — 7.06%
Agilent Technologies, Inc.	619	49,996
Bluebird Bio, Inc.(a)	100	8,094
Danaher Corporation	468	68,319
Editas Medicine, Inc.(a)	340	10,295
Exact Sciences Corporation(a)	155	12,557
Gilead Sciences, Inc.	245	16,474
Hologic, Inc.(a)	270	13,856
Illumina, Inc.(a)	50	16,038
Intellia Therapeutics, Inc.(a)	570	9,878
Invitae Corporation(a)	430	8,557
Moderna, Inc.(a)	415	8,449
Omnicell, Inc.(a)	135	10,799
OraSure Technologies, Inc.(a)	970	7,857
Seattle Genetics, Inc.(a)	115	13,840
Thermo Fisher Scientific, Inc.	88	27,628
UnitedHealth Group, Inc.	109	30,506
Vertex Pharmaceuticals, Inc.(a)	50	11,088
Waters Corporation(a)	65	14,435
West Pharmaceutical Services, Inc.	66	9,704
		348,370
Industrials — 10.68%
Acuity Brands, Inc.	100	13,078
Ameresco, Inc., Class A(a)	300	4,905
Deere & Company	190	31,930
Evoqua Water Technologies Corporation(a)	1,421	26,914
Fortune Brands Home & Security, Inc.	682	43,143
Franklin Electric Company, Inc.	133	7,378
Granite Construction, Inc.	773	19,912
Herman Miller, Inc.	210	10,035
Interface, Inc.	460	7,723
Lindsay Corporation	195	17,593
Mueller Water Products, Inc., Series A	4,485	50,591
Roper Technologies, Inc.	127	45,767
SPX Corporation(a)	898	42,906
Steelcase, Inc., Class A	420	7,610
Sunrun, Inc.(a)	550	7,634
TPI Composites, Inc.(a)	450	8,123
TransUnion	202	17,434
Trex Company, Inc.(a)	115	9,897
Valmont Industries, Inc.	423	60,549
Verisk Analytics, Inc.	89	13,126
Xylem, Inc.	1,047	81,152
		527,400

See accompanying notes which are an integral part of this schedule of investments.

Information Technology — 22.17%
Adobe, Inc.(a)	124	38,381
Advanced Energy Industries, Inc.(a)	120	7,705
Akamai Technologies, Inc.(a)	90	7,841
Analog Devices, Inc.	120	13,554
ANSYS, Inc.(a)	50	12,735
Apple, Inc.	362	96,744
Applied Materials, Inc.	250	14,475
Arista Networks, Inc.(a)	70	13,660
Autodesk, Inc.(a)	90	16,281
Badger Meter, Inc.	130	8,060
Box, Inc., Class A(a)	320	5,837
Brooks Automation, Inc.	220	9,849
Cadence Design Systems, Inc.(a)	150	10,538
Cloudera, Inc.(a)	600	5,928
Cree, Inc.(a)	210	9,284
DocuSign, Inc.(a)	96	6,836
Enphase Energy, Inc.(a)	270	5,905
Extreme Networks, Inc.(a)	780	5,483
First Solar, Inc.(a)	200	11,048
Fortinet, Inc.(a)	125	13,139
Guidewire Software, Inc.(a)	254	30,945
Ichor Holdings Ltd.(a)	160	5,048
International Business Machines Corporation	120	16,134
Intuit, Inc.	98	25,371
Itron, Inc.(a)	226	18,098
Lam Research Corporation	50	13,342
Lumentum Holdings, Inc.(a)	150	11,049
Mastercard, Inc., Class A	69	20,164
MercadoLibre, Inc.(a)	85	49,349
Microchip Technology, Inc.	150	14,181
Micron Technology, Inc.(a)	300	14,253
Monolithic Power Systems, Inc.	80	12,854
NVIDIA Corporation	212	45,948
Oracle Corporation	280	15,719
Palo Alto Networks, Inc.(a)	55	12,497
PayPal Holdings, Inc.(a)	311	33,591
Power Integrations, Inc.	80	7,319
Proofpoint, Inc.(a)	65	7,715
Pure Storage, Inc., Class A(a)	640	10,285
QUALCOMM, Inc.	170	14,204
salesforce.com, Inc.(a)	218	35,510
Skyworks Solutions, Inc.	125	12,288
Snap, Inc., Class A(a)	952	14,518
Splunk, Inc.(a)	383	57,150
Square, Inc., Class A(a)	2,088	144,322
SunPower Corporation(a)	970	7,265
Switch, Inc., Class A	640	10,086
Teradyne, Inc.	115	7,198
Texas Instruments, Inc.	242	29,090
Twilio, Inc., Class A(a)	221	22,825
Ultra Clean Holdings, Inc.(a)	225	5,004
Universal Display Corporation	50	9,711
Visa, Inc., Class A	132	24,355
Workday, Inc., Class A(a)	68	12,180
Xperi Corporation	240	4,750
Zendesk, Inc.(a)	100	7,900
		1,095,501

See accompanying notes which are an integral part of this schedule of investments.

Materials — 0.11%
Schnitzer Steel Industries, Inc., Class A	245	5,280

Real Estate — 2.20%
Alexandria Real Estate Equities, Inc.	80	13,002
CoreSite Realty Corporation	90	10,205
Crown Castle International Corporation	100	13,366
CyrusOne, Inc.	200	12,460
Digital Realty Trust, Inc.	120	14,514
Equinix, Inc.	25	14,171
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	265	7,778
Iron Mountain, Inc.	385	12,366
QTS Realty Trust, Inc., Class A	200	10,614
		108,476
Utilities — 2.55%
Aqua America, Inc.	1,052	46,572
AquaVenture Holdings Ltd.(a)	235	5,231
California Water Service Group	200	10,280
Middlesex Water Company	260	16,331
Ormat Technologies, Inc.	135	10,375
Pattern Energy Group, Inc., Class A	370	10,182
SJW Group	240	16,997
TerraForm Power, Inc., Class A	645	10,004
		125,972

See accompanying notes which are an integral part of this schedule of investments.

Total United States		2,759,122

Total Common Stocks (Cost $4,659,650)		4,775,323

MONEY MARKET FUNDS - 3.16%

Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 1.55%(b)	155,921	155,921

Total Money Market Funds (Cost $155,921)		155,921

Total Investments — 99.89% (Cost $4,815,571)		4,931,244

Other Assets in Excess of Liabilities — 0.11%		5,490

NET ASSETS — 100.00%		$4,936,734

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2019.

ADR	- American Depositary Receipt
BDC	- Business Development Company

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of November 30, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$153,637
Gross unrealized depreciation	(37,964)
Net unrealized appreciation/(depreciation) on investments	$115,673

As of November 30, 2019, the aggregate cost of securities for federal income tax purposes was $4,815,571 for the Cornerstone Capital Access Impact Fund.

See accompanying notes which are an integral part of this schedule of investments.

Cornerstone Capital Access Impact Fund

Related Notes to the Schedule of Investments

November 30, 2019

(Unaudited)

The Cornerstone Capital Access Impact Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (‘NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available, Cornerstone Capital, Inc. (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Cornerstone Capital Access Impact Fund

Related Notes to the Schedule of Investments – (continued)

November 30, 2019

(Unaudited)

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends up on the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,775,323	$-	$-	$4,775,323
Money Market Funds	155,921	-	-	155,921
Total	$4,931,244	$-	$-	$4,931,244

(a)	Refer to Schedule of Investments for Sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	01/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	01/28/2020

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	01/28/2020